Property, equipment and software, net	12 Months Ended
Dec. 31, 2015
Property, equipment and software, net [Abstract]
Property, equipment and software, net
10.	Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	As of December 31,
	2014	2015
	RMB	RMB
Equipment	24,101	34,802
Leasehold improvements	22,245	35,741
Servers	14,478	18,057
Office furniture, vehicles and logistics equipment	13,452	19,307
Software	6,907	7,978
Total	81,183	115,885
Less: Accumulated depreciation	(30,462)	(59,840)
Net book value	50,721	56,045

Depreciation expenses for the years ended December 31, 2013, 2014 and 2015 were RMB8,099, RMB18,530 and RMB29,814, respectively.